COMMON STOCK (Details Narrative 1) $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 19, 2016 USD ($) shares	Feb. 28, 2017 CAD / shares shares	Feb. 28, 2015 USD ($) shares	Nov. 30, 2014 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2017 CAD / shares	Jun. 30, 2016 CAD / shares	Jan. 19, 2016 CAD / shares	Jun. 30, 2015 CAD / shares	Mar. 30, 2015 shares	Feb. 28, 2015 CAD / shares	Jan. 19, 2015 shares	Nov. 30, 2014 CAD / shares	Jun. 30, 2014 CAD / shares
Risk free interest rate					1.25%	1.25%
Expected dividend yield					0.00%	0.00%
Volatility					51.14%	88.63%
Expected life					1 year 3 months	2 years 3 months
Stock issuance cost | $					$ 52	$ 151	$ 521
Mackie Research Capital Corporation [Member]
Number of units issued				205,304
Percentage of cash commission on brokered portion of private placement			6.50%	6.50%
Cash commission | $			$ 112
Common Stock [Member]
Number of shares issued							19,245,813
Common Stock [Member] | Mackie Research Capital Corporation [Member]
Number of shares issued				1
Broker Warrant [Member]
Number of units issued		78,342
Risk free interest rate		0.75%
Volatility		81.27%
Expected life		3 years
Broker Warrant [Member] | Mackie Research Capital Corporation [Member]
Number of shares issued upon services			182,910
Fair value warrant | $			$ 79
Risk free interest rate			1.25%
Expected dividend yield			0.00%
Volatility			100.95%
Expected life			2 years
Stock issuance cost | $			$ 230
2014 Warrants Unit [Member] | Mackie Research Capital Corporation [Member]
Number of shares issued				1
Fair value warrant | $				$ 108
Risk free interest rate				1.25%
Expected dividend yield				0.00%
Volatility				108.90%
Expected life				2 years
Stock issuance cost | $				$ 300
CAD
Warrant exercise price (in dollars per share) | CAD / shares								CAD 0.79	CAD 0.75		CAD 0.73					CAD 0.25
CAD | Mackie Research Capital Corporation [Member]
Unit price (in dollars per unit) | CAD / shares															CAD 0.55
CAD | Broker Warrant [Member]
Unit price (in dollars per unit) | CAD / shares		CAD 26
CAD | Broker Warrant [Member] | Mackie Research Capital Corporation [Member]
Warrant exercise price (in dollars per share) | CAD / shares													CAD 0.85
CAD | 2014 Warrants Unit [Member] | Mackie Research Capital Corporation [Member]
Warrant exercise price (in dollars per share) | CAD / shares															0.65
Non-Brokered Private Placement [Member]
Number of units issued	9,074,835
Number of units issued,value | $	$ 3,750
Non-Brokered Private Placement [Member] | Common Stock [Member]
Number of shares issued	1
Non-Brokered Private Placement [Member] | Private Placement Warrant [Member]
Number of shares issued	1
Number of shares called by each warrant	1
Warrant term	3 years
Non-Brokered Private Placement [Member] | Broker Warrant [Member]
Number of shares called by each warrant	1
Warrant term	3 years
Number of shares issued upon services	75,450
Fair value warrant | $	$ 15
Risk free interest rate	0.75%
Expected dividend yield	0.00%
Volatility	100.13%
Expected life	3 years
Non-Brokered Private Placement [Member] | CAD
Unit price (in dollars per unit) | CAD / shares										CAD 0.57
Non-Brokered Private Placement [Member] | CAD | Private Placement Warrant [Member]
Warrant exercise price (in dollars per share) | CAD / shares										CAD 0.75
Partially Brokered & Partially Non-Brokered Private Placement [Member] | Common Stock [Member]
Number of shares issued			1	1
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2015 Special Warrants [Member]
Number of shares issued			2,914,000
Warrant aggregate gross proceeds | $			$ 1,722
Description of warrant rights			Each 2015 Warrant is exchangeable at any time after the closing date of the offering into one unit of the Company.
Number of shares deemed exercised												2,914,000
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2015 Warrants Unit [Member]
Number of shares issued			1
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2014 Special Warrants [Member]
Number of shares issued				19,245,813
Warrant aggregate gross proceeds | $				$ 8,846
Description of warrant rights				Each 2014 Special Warrant is exchangeable at any time after the closing date of the offering into one unit of the Company.
Number of shares deemed exercised														19,245,813
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2014 Warrants Unit [Member]
Number of shares issued				1
Partially Brokered & Partially Non-Brokered Private Placement [Member] | CAD | 2015 Special Warrants [Member]
Warrant exercise price (in dollars per share) | CAD / shares													0.75
Partially Brokered & Partially Non-Brokered Private Placement [Member] | CAD | 2015 Warrants Unit [Member]
Warrant exercise price (in dollars per share) | CAD / shares													CAD 1.00
Partially Brokered & Partially Non-Brokered Private Placement [Member] | CAD | 2014 Special Warrants [Member]
Warrant exercise price (in dollars per share) | CAD / shares															0.55
Partially Brokered & Partially Non-Brokered Private Placement [Member] | CAD | 2014 Warrants Unit [Member]
Warrant exercise price (in dollars per share) | CAD / shares															CAD 0.65